Overview and Summary of Significant Accounting Policies - Stock Split, Concentration of Risk (FY) (Details)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 14, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Split [Abstract]
Conversion ratio	20	20
Supplier One | Supplier Concentration | Total Purchases
Concentration of Risk [Abstract]
Concentration risk, percentage							46.00%	57.00%	23.00%
Supplier Two | Supplier Concentration | Total Purchases
Concentration of Risk [Abstract]
Concentration risk, percentage							16.00%	22.00%	16.00%
Supplier Three | Supplier Concentration | Total Purchases
Concentration of Risk [Abstract]
Concentration risk, percentage							14.00%	11.00%	10.00%
Customer A | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Concentration of Risk [Abstract]
Concentration risk, percentage			71.00%	59.00%	72.00%	51.00%	62.00%	35.00%
Customer A | Customer Concentration Risk | Accounts Receivable
Concentration of Risk [Abstract]
Concentration risk, percentage					39.00%		66.00%
Customer A | Credit Concentration Risk | Accounts Receivable
Concentration of Risk [Abstract]
Concentration risk, percentage							66.00%	15.00%
Customer B | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Concentration of Risk [Abstract]
Concentration risk, percentage				20.00%		24.00%		21.00%
Customer C | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Concentration of Risk [Abstract]
Concentration risk, percentage							15.00%	17.00%
Customer C | Customer Concentration Risk | Accounts Receivable
Concentration of Risk [Abstract]
Concentration risk, percentage					25.00%
Customer C | Credit Concentration Risk | Accounts Receivable
Concentration of Risk [Abstract]
Concentration risk, percentage								13.00%
Customer D | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Concentration of Risk [Abstract]
Concentration risk, percentage									16.00%
Customer D | Customer Concentration Risk | Accounts Receivable
Concentration of Risk [Abstract]
Concentration risk, percentage					25.00%
Customer E | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Concentration of Risk [Abstract]
Concentration risk, percentage									13.00%
Customer F | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Concentration of Risk [Abstract]
Concentration risk, percentage									12.00%
Customer G | Credit Concentration Risk | Accounts Receivable
Concentration of Risk [Abstract]
Concentration risk, percentage								56.00%